Leases - Roll-Forward of Right-To-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cost
Balance - Beginning of fiscal year	$ 21,206	$ 15,957
Balance - End of fiscal year	25,539	21,206
Accumulated depreciation
Balance - Beginning of fiscal year	(21,206)	(15,957)
Depreciation of right-of-use assets	7,743	3,876
Balance - End of fiscal year	(25,539)	(21,206)
Cost, net accumulated depreciation
Cost, net accumulated depreciation	25,539	21,206
Offices
Cost
Balance - Beginning of fiscal year	20,355
Balance - End of fiscal year	24,655	20,355
Accumulated depreciation
Balance - Beginning of fiscal year	(20,355)
Balance - End of fiscal year	(24,655)	(20,355)
Cost, net accumulated depreciation
Cost, net accumulated depreciation	24,655	20,355
Vehicles
Cost
Balance - Beginning of fiscal year	851
Balance - End of fiscal year	884	851
Accumulated depreciation
Balance - Beginning of fiscal year	(851)
Balance - End of fiscal year	(884)	(851)
Cost, net accumulated depreciation
Cost, net accumulated depreciation	884	851
Gross carrying amount
Cost
Balance - Beginning of fiscal year	27,054	18,403
Additions	6,934	5,255
Acquired in business combinations	5,160	7,439
Modifications to and disposals of lease contracts	(1,863)	(4,373)
Exchange differences	(284)	330
Balance - End of fiscal year	37,001	27,054
Accumulated depreciation
Balance - Beginning of fiscal year	(27,054)	(18,403)
Modifications to and disposals of lease contracts	(1,863)	(4,373)
Exchange differences	(284)	330
Balance - End of fiscal year	(37,001)	(27,054)
Cost, net accumulated depreciation
Cost, net accumulated depreciation	37,001	27,054
Accumulated depreciation, amortisation and impairment
Cost
Balance - Beginning of fiscal year	(5,848)	(2,446)
Modifications to and disposals of lease contracts	(2,071)	(544)
Exchange differences	(58)	70
Balance - End of fiscal year	(11,462)	(5,848)
Accumulated depreciation
Balance - Beginning of fiscal year	5,848	2,446
Depreciation of right-of-use assets	7,743	3,876
Modifications to and disposals of lease contracts	(2,071)	(544)
Exchange differences	(58)	70
Balance - End of fiscal year	11,462	5,848
Cost, net accumulated depreciation
Cost, net accumulated depreciation	$ (11,462)	$ (5,848)